Cover	6 Months Ended
Sep. 30, 2021
Cover [Abstract]
Entity Registrant Name	NATURALSHRIMP INCORPORATED
Entity Central Index Key	0001465470
Document Type	S-1/A
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	74-3262176
Entity Address Address Line 1	5501 LBJ Freeway
Entity Address Address Line 2	Suite 450
Entity Address City Or Town	Dallas
Entity Address State Or Province	TX
Entity Address Postal Zip Code	75240
City Area Code	888
Local Phone Number	791-9474